CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,868	$ 21,989
Restricted cash		8,237
Short-term deposit	196	196
Accounts receivable, net	14,923	6,745
Inventories	6,133	5,847
Prepayments and other assets	6,225	7,477
Amounts due from related parties	1,153	2,264
Other investments	12,587	19,185
Total current assets	49,085	71,940
Non-current assets:
Long-term investments	1,867	1,306
Property and equipment, net	1,796	3,029
Intangible assets, net	1,009	1,039
Other investments	12,058	17,824
Prepayments	1,310	2,116
Total non-current assets	18,040	25,314
Total assets	67,125	97,254
Current liabilities:
Short term borrowings (including nil and US$941 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	3,177	3,704
Accrued expenses and other liabilities (including US$10,733 thousands and US$12,424 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	27,580	25,742
Accounts payable (including US$3,543 thousands and US$4,034 thousands from the consolidated VIEs, without recourse to the Company as of December 31,2020 and 2021, respectively)	12,986	8,701
Amounts due to related parties (including nil and US$18 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	1,453	1,503
Contract liabilities (including US$215 thousands and US$89 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	1,575	889
Total current liabilities	46,771	40,539
Non-current liabilities:
Other non-current liabilities	262	321
Total non-current liabilities	262	321
Total liabilities	47,033	40,860
Commitments and contingencies
Additional paid-in capital	230,048	220,292
Accumulated other comprehensive loss	(446)	(429)
Accumulated losses	(209,524)	(163,483)
Total shareholders’ equity	20,092	56,394
Total liabilities and shareholders’ equity	67,125	97,254
Class A Ordinary Shares
Non-current liabilities:
Ordinary shares	8	8
Class B Ordinary Shares
Non-current liabilities:
Ordinary shares	$ 6	$ 6